Significant Accounting Policies	6 Months Ended
Dec. 31, 2025
Veraxa Biotech Holding A G [Member]
Entity Information [Line Items]
Significant Accounting Policies

Note 2 — Significant Accounting Policies

Basis of Presentation

These financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”), and in the presentation currency CHF, the Company’s functional currency. All amounts are in actual CHF unless otherwise stated.

Use of Estimates

The preparation of the accompanying financial statements in conformity with IFRS requires management to make certain estimates and assumptions that affect the reported amounts and disclosures of assets during the reporting period. Estimates are adjusted to reflect actual experience when necessary. There were no significant estimates for the period from June 25, 2025 (Inception) to December 31, 2025.

Cash

Cash is comprised of cash on hand and demand deposits which are subject to an insignificant risk of change in value.

Income Taxes

Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The Company currently does have any deferred tax assets. The PubCo’s management determined that Switzerland is the PubCo’s only major tax jurisdiction.

Ordinary shares

Ordinary shares are classified as equity.

Loss Per Share

The PubCo computes basic loss per share (“EPS”) by dividing net loss by the weighted average number of ordinary shares outstanding for the reporting period. Diluted earnings per share is calculated by dividing net loss by the weighted average number of ordinary share equivalents outstanding. During the periods when they are anti-dilutive, ordinary share equivalents, if any, are not considered in the computation. As of December 31, 2025, there were no anti-dilutive ordinary shares or ordinary share equivalents outstanding.

Fair Value measurement

The Company’s financial instruments include cash and accrued expenses. These are initially recorded at fair value and subsequently measured at cost, which is considered to approximate their fair value due to the short-term nature of such financial instruments.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance prioritizes the inputs used in measuring fair value into the following hierarchy:

●	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

●	Level 2: Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or

●	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Recently issued accounting standards

Standards, amendments to published standards and interpretations that are not yet effective and have not been early adopted by the Company

●	Annual improvements to IFRS Accounting Standards, Volume 11

●	Contract Referencing Nature-Dependent Electricity - Amendments to IFRS 9 and IFRS 7

●	Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7

●	Amendments to IFRS 18 – Presentation and Disclosure in Financial Statements

●	Amendments to IFRS 19 – Presentation and Disclosure in Financial Statements

The amendments listed above have been published but are not mandatory and have not been early adopted by the Company. These amendments are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.